Summary of Significant Accounting Policies - Schedule of Disaggregation of the Group’s Revenue (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 565,273,477	$ 78,636,898	¥ 497,868,200	¥ 651,991,593
Revenue, percentage	100.00%	100.00%	100.00%	100.00%
Type A: Freight forwarding services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 323,111,187	$ 44,948,972	¥ 342,582,431	¥ 577,567,025
Revenue, percentage	57.20%	57.20%	68.80%	88.60%
Integrated cross-border logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 202,938,808	$ 28,231,429	¥ 219,651,690	¥ 444,335,722
Revenue, percentage	35.90%	35.90%	44.10%	68.20%
Fragmented logistics [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 101,450,687	$ 14,113,111	¥ 91,825,049	¥ 133,231,303
Revenue, percentage	18.00%	18.00%	18.40%	20.40%
Chartered airline freight services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 13,524,979	$ 1,881,501	¥ 28,210,531
Revenue, percentage	2.40%	2.40%	5.70%
Warehouse services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 5,196,713	$ 722,931	¥ 2,895,161
Revenue, percentage	0.90%	0.90%	0.60%
Type B: Supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 238,082,118	$ 33,120,321	¥ 152,630,138	¥ 69,022,899
Revenue, percentage	42.10%	42.10%	30.70%	10.60%
International trading in relation to supply chain management [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 238,081,468	$ 33,120,231	¥ 152,544,744	¥ 68,878,594
Revenue, percentage	42.10%	42.10%	30.70%	10.60%
Agent services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 650	$ 90	¥ 85,394	¥ 144,305
Revenue, percentage	0.00%	0.00%	0.00%	0.00%
Type C: Other services [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 4,080,172	$ 567,605	¥ 2,655,631	¥ 5,401,669
Revenue, percentage	0.70%	0.70%	0.50%	0.80%
Customs brokerage [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total	¥ 4,080,172	$ 567,605	¥ 2,544,116	¥ 4,098,297
Revenue, percentage	0.70%	0.70%	0.50%	0.60%
Software development [Member]
Schedule of the Disaggregation of the Group’S Revenue [Line Items]
Revenue, total			¥ 111,515	¥ 1,303,372
Revenue, percentage	0.00%	0.00%	0.00%	0.20%